Equipment	12 Months Ended
Dec. 31, 2017
Equipment
7. Equipment

The Company’s equipment have been fully depreciated and are still in use.

	Plant & Equipment	Furniture & Equipment	Computer Hardware	Asset Under Capital Lease	Total
COST OR DEEMED COST
Balance at 01 January 2016	$18,712	$46,164	$71,945	$38,833	$175,654
Additions	-	-	-	-	-
Balance at 31 December 2016	$18,712	$46,164	$71,945	$38,833	$175,654
Balance at 01 January 2017	$18,712	$46,164	$71,945	$38,833	$175,654
Additions	-	-	-	-	-
Balance at 31 December 2017	$18,712	$46,164	$71,945	$38,833	$175,654
DEPRECIATION
Balance at 01 January 2016	$18,102	$46,164	$71,945	$38,833	$175,044
Depreciation for the period	610	-	-	-	610
Balance at 31 December 2016	$18,712	46,164	71,945	38,833	175,654
Balance at 01 January 2017	$18,102	$46,164	$71,945	$38,833	$175,044
Depreciation for the period	-	-	-	-	-
Balance at 31 December 2017	$18,102	$46,164	$71,945	$38,833	$175,044
CARRYING AMOUNTS
At 31 December 2016	$-	-	-	-	-
At 31 December 2017	$-	-	-	-	-